Annual Total Returns- Federated Hermes Floating Rate Strategic Income Fund (Class A1 Shares) [BarChart] - Class A1 Shares - Federated Hermes Floating Rate Strategic Income Fund - A1	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.27%	3.94%	1.03%	0.69%	7.42%	3.16%	none	6.33%	0.16%